Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenues	$ 542,367	$ 886,434	$ 943,917
Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	259,075	340,535	424,578
Voyage Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	92,922	198,206	255,702
Voyage Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	79,969	109,343	119,486
Voyage Charters - Full Service Lightering
Disaggregation of Revenue [Line Items]
Total revenues	53,930	93,720	81,837
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	485,896	741,804	881,603
Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	20,390	107,543	15,658
Time Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	22,341	13,262	1,837
Time Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	3,428	6,793	0
Time-charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	46,159	127,598	17,495
Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	5,467	9,621	24,015
Commercial management, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	4,845	7,019	8,461
LNG terminal management, consultancy, procurement and other, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	0	392	12,343
Other revenues
Disaggregation of Revenue [Line Items]
Total revenues	$ 10,312	$ 17,032	$ 44,819